VARIABLE INTEREST ENTITY (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 29, 2013
VARIABLE INTEREST ENTITY [Abstract]
Purchase price of assets of variable interest entity	$ 2,038
Consolidation of net assets of variable interest entity	$ 1,164